S000039569 [Member] Investment Strategy - AMG TimesSquare International Small Cap Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and/or investments that expose the Fund to such issuers, and the Fund will invest in and/or have investments that expose the Fund to a minimum of three countries, excluding the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains a principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.
The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadviser considers non-U.S. small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI EAFE Small Cap Index. As of March 2, 2026, the date of the latest rebalance of the MSCI EAFE Small Cap Index, the range of market capitalizations was $43.22 million to $13.574 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization range. Because of this, the Fund may have less than 80% of its net assets in equity securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries.
TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•Revenue growth and profitability should drive equity returns over the long term.•Early-stage and traditional growth companies should provide the greatest opportunity.•Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.•A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.